LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
Hydro One has operating lease contracts for buildings used in administrative and service-related functions and storing telecommunications equipment. These leases have terms between three and six years with renewal options of additional three- to five-year terms at prevailing market rates at the time of extension. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2024	2023
Lease expense	17	14
Lease payments made	16	14

As at December 31	2024	2023
Weighted-average remaining lease term[1] (years)	4	4
Weighted-average discount rate	2.9%	2.6%
[1] Includes renewal options that are reasonably certain to be exercised.
As at December 31, 2024, future minimum operating lease payments were as follows:

(millions of dollars)
2025	17
2026	15
2027	13
2028	10
2029	2
Thereafter	2
Total undiscounted minimum lease payments	59
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	55
As at December 31, 2023, future minimum operating lease payments were as follows:

(millions of dollars)
2024	13
2025	12
2026	10
2027	9
2028	5
Thereafter	3
Total undiscounted minimum lease payments	52
Less: discounting minimum lease payments to present value	(3)
Total discounted minimum lease payments	49
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Other long-term assets (Note 13)	55	49
Accounts payable and other current liabilities (Note 14)	14	12
Other long-term liabilities (Note 15)	41	37